Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
January 31, 2026
DIFK6-NPRT1-0426
1.9883985.108
Common Stocks - 95.5%
	Shares	Value ($)
AUSTRALIA - 0.9%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	693,129	25,851,290
Materials - 0.4%
Metals & Mining - 0.4%
Rio Tinto PLC	221,500	20,208,405
TOTAL AUSTRALIA		46,059,695
BELGIUM - 2.2%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	507,735	71,559,214
Health Care - 0.8%
Pharmaceuticals - 0.8%
Financiere de Tubize SA	22,050	5,606,380
UCB SA	117,125	35,458,234
TOTAL HEALTH CARE		41,064,614
TOTAL BELGIUM		112,623,828
CANADA - 3.3%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Dollarama Inc	230,611	31,077,823
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp	65,219	8,066,340
Canadian Natural Resources Ltd	1,041,460	38,724,430
Imperial Oil Ltd (a)	414,615	41,889,315
TOTAL ENERGY		88,680,085
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	220,384	51,588,291
TOTAL CANADA		171,346,199
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	1,044,013	52,114,423
CHINA - 1.3%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Prosus NV Class N	913,132	52,506,252
Industrials - 0.3%
Machinery - 0.3%
Airtac International Group	367,000	13,254,554
TOTAL CHINA		65,760,806
DENMARK - 2.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	403,800	23,977,339
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	344,491	96,725,512
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	148,256	9,076,058
TOTAL DENMARK		129,778,909
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	682,766	4,397,636
FRANCE - 5.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	1,331,662	24,755,651
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	81,086	52,333,281
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	202,255	15,848,692
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (c)(d)	141,639	12,583,490
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	34,630	10,586,451
Industrials - 1.9%
Aerospace & Defense - 1.5%
Airbus SE	63,645	14,571,524
Safran SA	165,344	59,075,994
		73,647,518
Electrical Equipment - 0.4%
Legrand SA	135,850	21,689,540
TOTAL INDUSTRIALS		95,337,058
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	249,873	46,791,829
TOTAL FRANCE		258,236,452
GERMANY - 10.1%
Financials - 4.2%
Banks - 0.4%
Commerzbank AG	485,353	19,957,614
Capital Markets - 0.7%
Deutsche Boerse AG	149,062	37,746,282
Insurance - 3.1%
Allianz SE	194,889	85,813,948
Hannover Rueck SE	111,019	31,425,214
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,718	41,042,295
		158,281,457
TOTAL FINANCIALS		215,985,353
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	792,680	44,358,669
Industrials - 3.0%
Aerospace & Defense - 0.7%
Rheinmetall AG	17,405	36,754,156
Electrical Equipment - 1.2%
Siemens Energy AG (b)	359,840	61,655,829
Industrial Conglomerates - 1.1%
Siemens AG	192,235	58,118,464
TOTAL INDUSTRIALS		156,528,449
Information Technology - 1.1%
Software - 1.1%
SAP SE	275,890	55,114,116
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	183,420	50,233,382
TOTAL GERMANY		522,219,969
HONG KONG - 2.0%
Financials - 2.0%
Insurance - 2.0%
AIA Group Ltd	5,801,890	66,939,205
Prudential PLC	2,274,176	37,353,901

TOTAL HONG KONG		104,293,106
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd	1,001,202	10,146,432
Capital Markets - 0.0%
Fairfax India Holdings Corp Subordinate Voting Shares (b)(c)(d)	132,621	2,265,167
TOTAL INDIA		12,411,599
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	417,693	36,390,761
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	160,800	5,480,064
ITALY - 4.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	720,244	17,689,518
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola HBC AG	852,924	46,100,393
Financials - 2.4%
Banks - 2.4%
FinecoBank Banca Fineco SpA	1,298,042	34,388,472
Intesa Sanpaolo SpA	4,335,582	30,693,284
UniCredit SpA	621,902	54,196,308
TOTAL FINANCIALS		119,278,064
Industrials - 0.7%
Machinery - 0.2%
Interpump Group SpA	188,041	10,895,078
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	388,634	27,437,561
TOTAL INDUSTRIALS		38,332,639
TOTAL ITALY		221,400,614
JAPAN - 18.9%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	454,991	28,175,571
Consumer Discretionary - 1.0%
Automobiles - 0.4%
Toyota Motor Corp	935,000	21,192,249
Household Durables - 0.1%
Panasonic Holdings Corp	362,500	4,970,128
Specialty Retail - 0.5%
Fast Retailing Co Ltd	61,838	23,494,924
TOTAL CONSUMER DISCRETIONARY		49,657,301
Consumer Staples - 0.0%
Food Products - 0.0%
Kotobuki Spirits Co Ltd	57,523	664,584
Financials - 2.8%
Banks - 1.4%
Sumitomo Mitsui Financial Group Inc	2,014,949	70,906,964
Capital Markets - 0.3%
Nomura Holdings Inc	1,692,600	15,338,915
Financial Services - 0.7%
ORIX Corp	1,121,648	34,182,676
Insurance - 0.4%
Tokio Marine Holdings Inc	619,235	23,080,467
TOTAL FINANCIALS		143,509,022
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	415,186	69,403,346
Industrials - 8.6%
Building Products - 0.2%
Daikin Industries Ltd	73,369	8,791,835
Industrial Conglomerates - 2.7%
Hitachi Ltd	3,966,333	137,632,294
Machinery - 2.8%
Ebara Corp	1,162,977	34,988,504
Hoshizaki Corp	66,715	2,194,663
Japan Steel Works Ltd/The	157,931	8,709,880
Kawasaki Heavy Industries Ltd	249,228	20,734,108
Mitsubishi Heavy Industries Ltd	2,626,865	77,345,255
		143,972,410
Professional Services - 0.3%
BayCurrent Inc	295,101	10,375,062
Visional Inc (b)	72,300	3,979,863
		14,354,925
Trading Companies & Distributors - 2.6%
ITOCHU Corp	5,534,585	70,856,931
Marubeni Corp	663,948	21,944,262
Sumitomo Corp	560,200	22,749,213
Toyota Tsusho Corp	500,200	18,119,160
		133,669,566
TOTAL INDUSTRIALS		438,421,030
Information Technology - 4.0%
IT Services - 0.9%
Fujitsu Ltd	1,500,428	41,690,566
NEC Corp	120,800	4,066,736
		45,757,302
Semiconductors & Semiconductor Equipment - 2.9%
Advantest Corp	421,078	69,395,157
Disco Corp	13,600	5,797,008
Renesas Electronics Corp	3,607,703	59,979,710
Tokyo Electron Ltd	57,900	15,427,981
		150,599,856
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	521,406	10,415,220
TOTAL INFORMATION TECHNOLOGY		206,772,378
Materials - 0.7%
Chemicals - 0.7%
Nissan Chemical Corp	286,164	9,842,666
Shin-Etsu Chemical Co Ltd	831,804	27,353,530
TOTAL MATERIALS		37,196,196
TOTAL JAPAN		973,799,428
KOREA (SOUTH) - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	120,100	75,252,390
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	480,030	53,107,618
TOTAL KOREA (SOUTH)		128,360,008
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	1,035,899	12,928,020
NETHERLANDS - 4.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	17,839	15,002,090
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	183,647	17,245,024
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
ASM International NV	29,269	24,625,808
ASML Holding NV depository receipt	105,313	149,860,399
BE Semiconductor Industries NV	59,194	11,542,242
TOTAL INFORMATION TECHNOLOGY		186,028,449
TOTAL NETHERLANDS		218,275,563
PORTUGAL - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	53,318	1,258,321
SINGAPORE - 1.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	90,139	10,500,292
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	1,224,079	56,965,236
TOTAL SINGAPORE		67,465,528
SPAIN - 4.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	241,659	15,724,783
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	10,021,476	127,954,898
CaixaBank SA	6,936,986	91,569,530
TOTAL FINANCIALS		219,524,428
TOTAL SPAIN		235,249,211
SWEDEN - 2.9%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	1,516,670	58,436,278
Industrials - 1.3%
Building Products - 0.4%
Assa Abloy AB B Shares	562,109	22,728,277
Machinery - 0.9%
Atlas Copco AB A Shares	1,217,186	25,101,051
Epiroc AB A Shares	313,969	8,801,553
Indutrade AB	371,857	8,725,019
		42,627,623
TOTAL INDUSTRIALS		65,355,900
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	2,460,293	27,739,897
Software - 0.0%
Kry International Ab (b)(e)(f)	30,819	477,464
TOTAL INFORMATION TECHNOLOGY		28,217,361
TOTAL SWEDEN		152,009,539
SWITZERLAND - 1.7%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	235,968	45,803,680
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	62,377	44,376,368
TOTAL SWITZERLAND		90,180,048
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	326,307	107,864,042
UNITED KINGDOM - 16.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	275,416	5,935,631
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	1,219,033	36,553,239
InterContinental Hotels Group PLC	291,202	39,254,030
		75,807,269
Leisure Products - 0.2%
Games Workshop Group PLC	59,556	13,894,633
TOTAL CONSUMER DISCRETIONARY		89,701,902
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	1,072,942	64,820,290
Financials - 6.8%
Banks - 5.4%
HSBC Holdings PLC	942,948	16,634,475
Lloyds Banking Group PLC	77,848,634	116,243,936
NatWest Group PLC	11,580,738	105,555,940
Standard Chartered PLC	1,077,500	27,569,380
Starling Bank Ltd (e)(f)	2,406,800	7,410,026
		273,413,757
Capital Markets - 1.2%
3i Group PLC	762,976	35,050,448
London Stock Exchange Group PLC	254,035	28,232,786
		63,283,234
Insurance - 0.2%
Admiral Group PLC	212,203	7,985,119
TOTAL FINANCIALS		344,682,110
Health Care - 1.7%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (c)(d)	6,784,465	21,352,102
Pharmaceuticals - 1.3%
Astrazeneca PLC	350,324	65,270,299
TOTAL HEALTH CARE		86,622,401
Industrials - 3.8%
Aerospace & Defense - 2.8%
BAE Systems PLC	1,262,783	34,280,699
Rolls-Royce Holdings PLC	6,646,718	111,113,029
		145,393,728
Professional Services - 0.7%
Intertek Group PLC	181,038	11,058,370
RELX PLC (Netherlands)	678,118	24,178,520
		35,236,890
Trading Companies & Distributors - 0.3%
RS GROUP PLC	1,793,621	16,443,819
TOTAL INDUSTRIALS		197,074,437
Utilities - 0.6%
Electric Utilities - 0.6%
SSE PLC	1,004,142	33,375,120
TOTAL UNITED KINGDOM		822,211,891
UNITED STATES - 7.5%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	2,191,728	84,248,953
Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Alcon AG	321,231	25,937,829
Pharmaceuticals - 0.9%
GSK PLC	205,581	5,316,666
Roche Holding AG non-voting shares	90,020	40,935,688
		46,252,354
TOTAL HEALTH CARE		72,190,183
Industrials - 2.3%
Electrical Equipment - 1.7%
Schneider Electric SE	290,428	83,266,281
Professional Services - 0.2%
Experian PLC	319,196	12,089,465
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	82,045	20,701,901
TOTAL INDUSTRIALS		116,057,647
Materials - 2.2%
Chemicals - 0.1%
Linde PLC	16,868	7,708,170
Construction Materials - 2.1%
CRH PLC (United Kingdom)	514,883	62,605,438
Holcim AG	435,884	44,926,075
		107,531,513
TOTAL MATERIALS		115,239,683
TOTAL UNITED STATES		387,736,466
TOTAL COMMON STOCKS (Cost $3,102,321,025)		4,939,852,126

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (e)(f)	231	2,287,524
Valsoft Corp Series A-1.3 (e)(f)	82	812,021
Valsoft Corp Series A-1.4 (e)(f)	105	1,039,784

TOTAL CANADA		4,139,329
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(e)(f)	21,668	4,701,486
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (b)(e)(f)	743,562	9,733,227
Wasabi Holdings Inc Series D (b)(e)(f)	304,085	5,786,738
Wasabi Holdings Inc Series D1 (e)(f)	47,437	864,301

TOTAL UNITED STATES		16,384,266
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,826,674)		25,225,081

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $18,113,221)	60,737	16,976,327

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	180,831,884	180,868,050
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	1,170,094	1,170,211
TOTAL MONEY MARKET FUNDS (Cost $182,040,287)			182,038,261

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,326,301,207)	5,164,091,795
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,006,798
NET ASSETS - 100.0%	5,174,098,593

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,200,759 or 0.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,200,759 or 0.7% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,112,571 or 0.6% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	5,629,271

Kry International Ab	5/14/2021 - 10/30/2024	2,038,126

Starling Bank Ltd	6/18/2021 - 4/5/2022	4,642,638

Valsoft Corp Series A-1.2	3/14/2025	2,705,867

Valsoft Corp Series A-1.3	3/17/2025	814,003

Valsoft Corp Series A-1.4	3/17/2025	1,381,954

Wasabi Holdings Inc Series C	3/31/2021	8,078,504

Wasabi Holdings Inc Series D	9/9/2022	4,319,984

Wasabi Holdings Inc Series D1	11/14/2025	897,091

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	81,438,649	371,418,679	271,973,690	1,132,173	(12,939)	(2,649)	180,868,050	180,831,884	0.3%
Fidelity Securities Lending Cash Central Fund	10,071,813	63,553,708	72,454,221	14,532	(1,089)	-	1,170,211	1,170,094	0.0%
Total	91,510,462	434,972,387	344,427,911	1,146,705	(14,028)	(2,649)	182,038,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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